ORGANIZATION AND BUSINESS OPERATIONS	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1—ORGANIZATION AND BUSINESS OPERATIONS

        Five Oaks Investment Corp. (the "Company") was incorporated on March 28, 2012 as a Maryland corporation focused on investing primarily in residential mortgage-backed securities ("RMBS") and other mortgage-related investments. The Company is externally managed by Oak Circle Capital Partners LLC, an asset management firm incorporated in Delaware.

        The Company intends to elect to be taxed as a real estate investment trust ("REIT") and to comply with the Sections 856 through 859 of the Internal Revenue Code of 1986, as amended, the ("Code"). Accordingly, the Company generally will not be subject to U.S. federal income tax to the extent of its distributions to stockholders and as long as certain asset, income and share ownership tests are met. The Company invests in Agency RMBS, which are RMBS for which the principal and interest payments are guaranteed by a U.S. Government agency such as the Government National Mortgage Association or a U.S. Government-sponsored entity such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. The Company also invests in non-Agency RMBS, which are RMBS that are not guaranteed by a U.S. Government agency or a U.S. Government-sponsored entity.

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Five Oaks Investment Corp. (the “Company”) is a Maryland corporation focused on investing primarily in residential mortgage-backed securities (“RMBS”) and other mortgage-related investments.  The Company is externally managed by Oak Circle Capital Partners LLC, an asset management firm incorporated in Delaware.  The Company’s common stock is listed on the NYSE under the symbol “OAKS.”

The Company was incorporated on March 28, 2012 and commenced operations on May 16, 2012.  The Company began trading as a publicly traded company on March 22, 2013.

The Company has elected to be taxed as a real estate investment trust (“REIT”) and to comply with Sections 856 through 859 of the Internal Revenue Code of 1986, as amended, the ("Code"). Accordingly, the Company generally will not be subject to U.S. federal income tax to the extent of its distributions to stockholders and as long as certain asset, income and share ownership tests are met. The Company invests in Agency RMBS, which are RMBS for which the principal and interest payments are guaranteed by a U.S. Government agency such as the Government National Mortgage Association or a U.S. Government-sponsored entity such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. The Company also invests in non-Agency RMBS, which are RMBS that are not guaranteed by a U.S. Government agency or a U.S. Government-sponsored entity, and may also invest in other mortgage-related investments.

On June 10, 2013, the Company established Five Oaks Acquisition Corp. (“FOAC”) as a wholly owned taxable REIT subsidiary, for the acquisition and disposition of residential mortgage loans.  There was very limited activity within FOAC during the quarter, primarily focused on licensing and related matters. The Company consolidates its subsidiary under generally accepted accounting principles in the United States of America (“U.S. GAAP”).